UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,220,137
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,333,550

		$2,553,687

Education — 27.4%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$605,262
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,226,966
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	625	665,919
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,675,845
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,179,183
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,740,045
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	478,566
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,520,829
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,677,758

		$11,770,373

General Obligations — 17.1%
Boston, 4.00%, 4/1/24	$300	$346,872
Cambridge, 4.00%, 2/15/21	595	705,676
Danvers, 5.25%, 7/1/36	885	1,046,353
Lexington, 4.00%, 2/1/20	320	378,714
Lexington, 4.00%, 2/1/21	415	494,058
Lexington, 4.00%, 2/1/22	430	512,947
Lexington, 4.00%, 2/1/23	355	424,552
Newton, 5.00%, 4/1/36	750	864,750
Plymouth, 5.00%, 5/1/31	345	404,088
Plymouth, 5.00%, 5/1/32	315	367,441
Wayland, 5.00%, 2/1/33	510	600,540
Wayland, 5.00%, 2/1/36	770	896,472
Winchester, 5.00%, 4/15/36	245	286,172

		$7,328,635

Hospital — 27.9%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,121,880
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	758,508
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,655	1,898,385
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,363,936
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	560,375

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$1,135	$1,256,831
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	765,653
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,013,349
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,206,860
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,835
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	380,751

		$12,004,363

Housing — 6.5%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,135,721
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	668,609

		$2,804,330

Industrial Development Revenue — 1.7%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$700	$725,844

		$725,844

Insured-Education — 10.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,400,050
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	1,365	1,805,281
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,180,704

		$4,386,035

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$570	$588,001

		$588,001

Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,361,100

		$1,361,100

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$375,800

		$375,800

Insured-Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$789,862

		$789,862

Insured-Special Tax Revenue — 10.3%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,460,295
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,280,420
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,524,853
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	180,369

		$4,445,937

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 4.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$345	$384,599
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,625	1,645,101

		$2,029,700

Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$342,342

		$342,342

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$587,315
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	580,861

		$1,168,176

Senior Living/Life Care — 5.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$250,078
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,501,335
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	138,830
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	140	140,277
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	475	458,636

		$2,489,156

Special Tax Revenue — 7.9%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$162,900
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	749,416
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,995,919
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	78,928
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	394,054

		$3,381,217

Transportation — 7.1%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,678,845
Massachusetts Port Authority, 5.00%, 7/1/28	500	599,935
Massachusetts Port Authority, 5.00%, 7/1/34	670	777,307

		$3,056,087

Water and Sewer — 10.9%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,400,928
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	586,837
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	264,593
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,439,294

		$4,691,652

Total Tax-Exempt Investments — 154.2% (identified cost $59,403,601)		$66,292,297

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (46.6)%		$(20,050,295)

Other Assets, Less Liabilities — (7.6)%		$(3,256,373)

Net Assets Applicable to Common Shares — 100.0%		$42,985,629

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 13.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $895,281.

A summary of open financial instruments at February 28, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	34 U.S. 30-Year Treasury Bond	Short	$(4,887,787)	$(4,888,563)	$(776)

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $776.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,393,486

Gross unrealized appreciation	$7,053,497
Gross unrealized depreciation	(39,686)

Net unrealized appreciation	$7,013,811

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$66,292,297	$—	$66,292,297
Total Investments	$—	$66,292,297	$—	$66,292,297

Liability Description
Futures Contracts	$(776)	$—	$—	$(776)
Total	$(776)	$—	$—	$(776)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013